Current and Future Income Taxes (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax recovery at statutory income tax rates	$ (1,630,650)	$ (989,430)
Permanent differences	(49,820)	110,113
Effect of rate differentials between jurisdictions	327,485	149,219
Other	(4,783)	(8,713)
Change in valuation allowance	$ 1,357,768	$ 738,811
Income tax expense benefit